Perritt Ultra MicroCap Fund
Schedule of Investments (Unaudited)		July 31, 2021

Shares	COMMON STOCKS - 98.48%	Value
	Administrative and Support Services - 1.77%
10,000	BGSF, Inc.	$126,200
12,548	Hudson Global, Inc. (a)	223,355
		349,555
	Auto Parts & Equipment - 0.93%
20,000	Commercial Vehicle Group, Inc. (a)	182,800
		182,800
	Biotechnology - 0.78%
9,500	Opiant Pharmaceuticals, Inc. (a)	153,140
		153,140
	Building Materials - 1.86%
19,093	Tecnoglass, Inc. (d)	368,304
		368,304
	Business Services - 13.47%
90,000	CynergisTek, Inc. (a)	193,500
60,000	DLH Holdings Corp. (a)	630,000
60,000	Information Services Group, Inc.	358,200
10,000	Intrusion, Inc. (a)	45,400
13,486	Issuer Direct Corp. (a)	377,069
60,000	Medicine Man Technologies, Inc. (a)	136,500
35,000	Support.com, Inc. (a)	280,700
10,000	Transcat, Inc. (a)	638,500
		2,659,869
	Chemical & Related Products - 3.63%
26,435	Flexible Solutions International, Inc. (a)(d)	108,912
32,560	Northern Technologies International Corp.	608,221
		717,133
	Chemical Manufacturing - 2.43%
42,500	AgroFresh Solutions, Inc. (a)	82,875
20,000	Alimera Sciences, Inc. (a)	174,200
16,000	Aridis Pharmaceuticals, Inc. (a)	79,840
20,000	ProPhase Labs, Inc.	143,200
		480,115
	Computer & Electronic Product Manufacturing - 3.73%
100,000	Dynatronics Corp. (a)	138,000
50,000	PC-Tel, Inc.	332,500
700,000	Singing Machine Co., Inc. (a)(e)	266,000
		736,500
	Computer and Electronic Product Manufacturing - 8.09%
13,000	Airgain, Inc. (a)	237,250
40,000	Luna Innovations, Inc. (a)	493,200
55,000	One Stop Systems, Inc. (a)	329,450
55,000	Orbital Energy Group, Inc. (a)	187,550
21,000	TransAct Technologies, Inc. (a)	349,650
		1,597,100

	Computers & Electronics - 1.79%
10,000	Napco Security Technologies, Inc. (a)	353,500
		353,500
	Construction & Engineering - 0.89%
15,000	Gencor Industries, Inc. (a)	176,100
		176,100
	Consumer Goods - 3.55%
25,000	Jerash Holdings US, Inc.	181,000
12,000	Natural Alternatives International, Inc. (a)	211,440
10,000	Turtle Beach Corp. (a)	309,000
		701,440
	Consumer Services - 1.21%
60,000	DHI Group, Inc. (a)	240,000
		240,000
	Diversified Financials - 0.79%
20,000	Safeguard Scientifics, Inc. (a)	155,200
		155,200
	Educational Services - 1.62%
45,000	VirTra, Inc. (a)	319,050
		319,050
	Electronic Equipment & Instruments - 3.01%
25,000	Identiv, Inc. (a)	407,000
30,000	Iteris, Inc. (a)	186,900
		593,900
	Environmental Services - 2.70%
90,000	Quest Resource Holding Corp. (a)	532,800
		532,800
	Fabricated Metal Product Manufacturing - 1.41%
9,500	The Eastern Co.	278,920
		278,920
	Financial Services - 2.24%
17,500	Hennessy Advisors, Inc.	162,750
17,500	Silvercrest Asset Management Group, Inc. - Class A	279,300
		442,050
	Health Care - 0.22%
60,000	Rockwell Medical Technologies, Inc. (a)	43,800
		43,800
	Leisure - 4.89%
30,000	Century Casinos, Inc. (a)	336,300
140,000	Galaxy Gaming, Inc. (a)	630,000
		966,300
	Machinery Manufacturing - 2.01%
25,000	Caanaloupe, Inc. (a)	258,500
5,000	Graham Corp.	68,450
50,000	TechPrecision Corp. (a)	69,250
		396,200
	Medical Supplies & Services - 3.38%
30,000	Biomerica, Inc. (a)	112,500
58,424	Check Cap, Ltd. (a)(d)	64,266
7,500	Lakeland Industries, Inc. (a)	202,200
25,000	Sensus Healthcare, Inc. (a)	93,000
16,211	Taylor Devices, Inc. (a)	195,829
		667,795

	Merchant Wholesalers, Durable Goods - 2.58%
10,000	A-Mark Precious Metals, Inc.	509,400
		509,400
	Merchant Wholesalers, Nondurable Goods - 0.58%
60,000	NewAge, Inc. (a)	114,600
		114,600
	Miscellaneous Manufacturing - 0.86%
22,500	Myomo, Inc. (a)	169,425
		169,425
	Miscellaneous Store Retailers - 0.89%
50,000	Better Choice Co, Inc. (a)	175,000
		175,000
	Oil & Gas Services - 0.76%
140,010	Profire Energy, Inc. (a)	149,811
		149,811
	Pharmaceuticals - 2.58%
50,000	ImmuCell Corp. (a)	510,000
		510,000
	Primary Metal Manufacturing - 0.95%
30,000	Ampco-Pittsburgh Corp. (a)	186,900
		186,900
	Professional, Scientific, and Technical Services - 4.10%
21,000	Bowman Consulting Group Ltd. (a)	268,170
20,000	Perion Network Ltd. (a)(d)	380,400
60,000	Research Solutions, Inc. (a)	160,200
		808,770
	Publishing Industries (except Internet) - 1.03%
60,000	FalconStor Software, Inc. (a)(e)	204,000
		204,000
	Real Estate - 1.92%
15,000	Fathom Holdings, Inc. (a)	379,500
		379,500
	Real Estate Investment Trusts - 1.56%
25,495	Global Self Storage, Inc.	131,044
35,000	Sachem Capital Corp.	176,750
		307,794
	Semiconductor Related Products - 3.88%
25,000	AXT, Inc. (a)	255,000
14,000	DSP Group, Inc. (a)	224,700
20,000	inTEST Corp. (a)	286,200
		765,900
	Software - 2.36%
30,000	Asure Software, Inc. (a)	282,600
40,000	NetSol Technologies, Inc. (a)	183,200
		465,800
	Specialty Manufacturing - 4.72%
45,000	Data I/O Corp. (a)	277,650
17,500	GSI Technology, Inc. (a)	96,075
20,000	Gulf Island Fabrication, Inc. (a)	91,200
70,000	MIND Technology, Inc. (a)	138,600
5,500	UFP Technologies, Inc. (a)	328,790
		932,315

	Telecommunications - 1.53%
172,383	Mobivity Holdings Corp. (a)	301,670
		301,670
	Utilities - 1.78%
20,000	Global Water Resources, Inc.	352,400
		352,400

	TOTAL COMMON STOCKS (Cost $11,909,174)	19,444,856

Contracts	WARRANTS - 0.07%	Value
	Medical Supplies & Services - 0.00%
250,000	Titan Medical, Inc.
	Expiration: 08/10/2023, Exercise Price $3.20 (a)(b)	0

	Primary Metal Manufacturing - 0.07%
15,000	Ampco-Pittsburgh Corp.
	Expiration: 08/01/2025, Exercise Price $5.75 (a)	15,450

	TOTAL WARRANTS (Cost $85,000)	15,450

Shares	SHORT-TERM INVESTMENTS - 1.65%	Value
	Money Market Funds - 1.65%
325,425	First American Government Obligations Fund, 0.03% (c)	325,425

	TOTAL SHORT-TERM INVESTMENTS (Cost $325,425)	325,425

	Total Investments (Cost $12,319,599) - 100.20%	19,785,731
	Liabilities in Excess of Other Assets - (0.20)%	(39,889)
	TOTAL NET ASSETS - 100.00%	$19,745,842

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)
The price for this security was derived from an estimate of fair value using methods approved by the Fund's Board of Directors. This security represents $0 of market value or 0% of net assets. This security was classified as Level 2 and is deemed to be illiquid.

(c)	The rate shown is the seven-day yield as of July 31, 2021.
(d)	Foreign issued security.
(e)
The price for this security was derived from an estimate of fair value using methods approved by the Fund's Board of Directors. This security represents $470,000 of market value or 2.38% of net assets. This security was classified as Level 2.